Share-Based Compensation Plans (Details) - Schedule of share-based compensation expense - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of share-based compensation expense [Abstract]
Operating expenses	$ 12,500	$ 16,035	$ 29,505